Additional disclosures on cash flow information and non-cash activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Cash Flow, Supplemental [Line Items]
Income Taxes Paid, Net	$ 189,468		$ 171,818		$ 41,052
Interest Paid	388,250		517,980		682,943
Cash Flow Noncash Investing And Financing Activities Disclosure Abstract
Transfers Of Loans To Other Real Estate Owned	294,993		229,064		183,901
Transfers Of Loans To Other Property	25,685		26,148		37,383
Total loans transferred to foreclosed assets	320,678		255,212		221,284
Transfer Of Portfolio Loans And Leases To Held For Sale 1	141,412		121,225		1,020,889
Transfer Of Loans Held For Sale To Portfolio Loans 1	10,325		28,535		12,388
Noncash Transfer To Securities From Loans Resulting From Securitization	1,330,743	[1]	1,101,800	[1]	817,528	[1]
Write Downs Related To Loans Transferred To Loans Held For Sale	34		(1,101)		327,207
Trades receivables from brokers and counterparties	137,542		69,535		23,055
Recognition of mortgage servicing rights on securitizations or asset transfers	18,495		19,971		15,326
Gain on retained interest (sale of Evertec)	0		0		93,970
Treasury Stock Retired Non Cash	0		0		0
Change In Par Value	0		0
Loans sold to a joint venture in exchange for an acquisition loan and an equity interest in the join venture	0		102,353		0
Additional Cash Flow Elements Financing Activities Abstract
Conversion Of Stock Amount Converted 1	0		0		(1,150,000)
Conversion Of Stock Amount Issued	0		0		1,341,667
Trust Preferred Securities Exchanged For New Common Stock Issued [Abstract]
Trust Preferred Securities Exchanged	0		0		0
New common stock issued	0		0		0
Preferred Stock Exchanged For New Common Stock Issued [Abstract]
Preferred Stock Exchanged	0		0		0
New common stock issued	0		0		0
Preferred Stock Exchanged For New Trust Preferred Securities Issued [Abstract]
Exchange Of Preferred Stock For Trust Preferred Securities Issued	0		0
Preferred Stock Member
Preferred Stock Exchanged For New Trust Preferred Securities Issued [Abstract]
Exchange Of Preferred Stock For Trust Preferred Securities Issued	0		0
Additional Paid In Capital Member
Cash Flow Noncash Investing And Financing Activities Disclosure Abstract
Change In Par Value					$ 0

[1]	Includes loans securitized into trading securities and subsequently sold before year end.